   As filed with the Securities and Exchange Commission on December 16, 1996
                                                       Registration No. 33-26305
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]


                        PRE-EFFECTIVE AMENDMENT NO. __                    [ ]

                   POST-EFFECTIVE AMENDMENT NO. 25                        [X]


                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]


                                AMENDMENT NO. 27                          [X]


                        ______________________________

                           COMPASS CAPITAL FUNDS/SM/

                          (Formerly, The PNC(R) Fund)

              (Exact Name of Registrant as Specified in Charter)

     Bellevue Corporate Center                       Morgan R. Jones, Esq.
     400 Bellevue Parkway                            Drinker Biddle & Reath
     Suite 100                                       PNB Building
     Wilmington, Delaware 19809                      1345 Chestnut Street
     (Address of Principal Executive                 Philadelphia, PA 19107
      Offices)                                       (Name and Address of Agent
     Registrant's Telephone Number:                   for Service)
      (302) 792-2555
                         ____________________________

It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(i)
     [ ] on (date) pursuant to paragraph (a)(i)
     [x] 75 days after filing pursuant to paragraph (a)(ii)
     [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     Registrant has previously registered an indefinite number of shares of beneficial interest under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's initial 24f-2 Notice for the fiscal year ended September 30, 1996 was filed on November 26, 1996.

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        Post-Effective Amendment No. 25 (the "Amendment") to the Registration
Statement on Form N-1A of Compass Capital Funds (the "Fund") is being filed to include as additional exhibits to the Fund's Registration Statement the financial data schedules pertaining to the Fund's Small Cap Growth Equity, Virginia Municipal Money Market, International Emerging Markets, Government Income and New Jersey Municipal Money Market Portfolios. The Amendment incorporates by reference the prospectuses, statements of additional information, the Part C and the exhibits included in Post-Effective Amendment No. 24 to the Fund's Registration Statement on Form N-1A.
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                                  SIGNATURES
                                  -----------

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 25 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 16th day of December, 1996.

                                 COMPASS CAPITAL FUNDS
                                 Registrant



                                 By *Raymond J. Clark
                                   -----------------------------
                                        Raymond J. Clark,
                                        President and Treasurer
                                        (Principal Executive Officer)

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

    Signature              Title                         Date
    ---------              -----                         ----

*Raymond J. Clark             Trustee, President and  December 16, 1996
----------------------------
(Raymond J. Clark)            Treasurer

*David R. Wilmerding, Jr.     Chairman of the Board   December 16, 1996
----------------------------
(David R. Wilmerding, Jr.)

*Anthony M. Santomero         Vice-Chairman of        December 16, 1996
----------------------------
(Anthony M. Santomero)        the Board

*William O. Albertini         Trustee                 December 16, 1996
----------------------------
(William O. Albertini)

*Robert M. Hernandez          Trustee                 December 16, 1996
----------------------------
(Robert M. Hernandez)




*By: /S/ Karen H. Sabath
    ----------------------------------
    Karen H. Sabath, Attorney-in-fact
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                                EXHIBIT INDEX
                                -------------

Exhibit No.                     Description                        Page No.
----------                      -----------                        --------

 (27)                           Financial Data Schedules